CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of Contingent Liabilities

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Contingent liabilities
Acceptances and endorsements	73	17	73	16
Other:
Other items serving as direct credit substitutes	221	279	203	259
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	2,274	1,817	2,014
	2,291	2,553	2,020	2,273
Total contingent liabilities	2,364	2,570	2,093	2,289

	The Bank
	2020	2019
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	1	1

Schedule of Commitments

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	—	—	—
Forward asset purchases and forward deposits placed	124	171	96	157
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	20,128	12,647	1,720	1,120
Other commitments and guarantees	82,151	78,306	32,832	29,608
	102,279	90,953	34,552	30,728
1 year or over original maturity	31,194	25,310	28,118	21,664
Total commitments and guarantees	133,598	116,434	62,766	52,549

	The Bank
	2020	2019
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	3,659	4,647